Restricted Cash	12 Months Ended
Dec. 31, 2013
Restricted Cash

Note 16—Restricted Cash

Following the PFA and TI Facilities Refinancing, we had no restricted cash as of December 31, 2013. As of December 31 2012, restricted cash consisted primarily of bank accounts held with financial institutions as security for the PFA and TI Facilities.